EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
Semi Cab Inc [Member]
EMPLOYEE BENEFIT PLANS

NOTE 13 - EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan for its employees to which the Company makes contributions at rates dependent on the level of each employee’s contributions. Contributions made by the Company are limited to the maximum allowable for federal income tax purposes. The Company does not provide any post-employment benefits to retirees.